16. Segment reporting (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment information table
	Year ended December 31, 2020
	Focus	AVX	Total

Revenue	$946,641	$705,877	$1,652,518
Revenue - related party	26,449	–	26,449
Total revenue	973,090	705,877	1,678,967

Cost of Revenue	728,597	666,590	1,395,187

Gross Profit	244,493	39,287	283,780

Operating Expenses:
Selling	13,650	8,940	22,590
Compensation - officers	142,100	–	142,100
Research and development	256,636	–	256,636
Professional fees	1,291,729	5,431	1,297,160
General and administrative	959,426	309,781	1,269,207
Total Operating Expenses	2,663,541	324,152	2,987,693

Loss from Operations	(2,419,048)	(284,865)	(2,703,913)

Other Income (Expense):
Interest income (expense), net	(2,073)	(1,999)	(4,072)
Interest (expense) – related party	(81)	–	(81)
Other income	154,194	16,759	170,953
Total other income (expense)	152,040	14,760	166,800

Loss before income taxes	(2,267,008)	(270,105)	(2,537,113)

Tax expense	–	–	–

Net Loss	$(2,267,008)	$(270,105)	$(2,537,113)